Financial Risk Management - Percentage of revenues (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A and Its affiliates [Member]
IFRS Statement [Line Items]
Percentage of entity's revenue	32.10%	32.60%	29.50%
Customer C [Member]
IFRS Statement [Line Items]
Percentage of entity's revenue	19.10%	12.70%	5.60%